Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
October 31, 2022
GAI-NPRT1-1222
1.809089.119
Common Stocks - 95.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	535,700	17,534
Elisa Corp. (A Shares)	113,800	5,501
Verizon Communications, Inc.	749,174	27,997
		51,032
Entertainment - 1.5%
Activision Blizzard, Inc.	131,350	9,562
Nintendo Co. Ltd. ADR	1,036,800	10,492
The Walt Disney Co. (b)	453,490	48,315
Universal Music Group NV	1,751,900	34,399
Warner Music Group Corp. Class A	411,600	10,710
		113,478
Media - 2.3%
Comcast Corp. Class A	4,054,212	128,681
Interpublic Group of Companies, Inc.	1,606,331	47,853
		176,534
TOTAL COMMUNICATION SERVICES		341,044
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
BorgWarner, Inc.	691,952	25,969
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.	107,900	22,433
Marriott International, Inc. Class A	117,423	18,801
Starbucks Corp.	143,260	12,405
		53,639
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	128,714	8,684
Whirlpool Corp.	34,394	4,755
		13,439
Multiline Retail - 0.2%
Target Corp.	77,300	12,697
Specialty Retail - 1.1%
Lowe's Companies, Inc. (c)	404,514	78,860
TJX Companies, Inc.	24,500	1,766
Williams-Sonoma, Inc.	11,200	1,387
		82,013
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	102,700	9,518
Puma AG	125,454	5,556
Tapestry, Inc.	3,700	117
		15,191
TOTAL CONSUMER DISCRETIONARY		202,948
CONSUMER STAPLES - 5.9%
Beverages - 2.3%
Diageo PLC sponsored ADR (d)	216,911	36,218
Keurig Dr. Pepper, Inc.	982,600	38,164
Pernod Ricard SA	62,400	10,958
Remy Cointreau SA	36,547	5,602
The Coca-Cola Co.	1,406,710	84,192
		175,134
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	1,988
Sysco Corp.	708,136	61,296
Walmart, Inc.	260,700	37,105
		100,389
Food Products - 0.2%
Lamb Weston Holdings, Inc. (c)	203,860	17,577
Household Products - 0.2%
Colgate-Palmolive Co.	62,300	4,600
Kimberly-Clark Corp.	12,500	1,556
Spectrum Brands Holdings, Inc.	156,283	7,211
		13,367
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,900	2,386
Haleon PLC ADR (b)	2,494,511	15,266
		17,652
Tobacco - 1.7%
Altria Group, Inc.	1,847,067	85,464
Swedish Match Co. AB	3,942,600	40,549
		126,013
TOTAL CONSUMER STAPLES		450,132
ENERGY - 14.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	59,500	1,646
Oil, Gas & Consumable Fuels - 14.0%
Canadian Natural Resources Ltd.	514,415	30,853
Cenovus Energy, Inc. (Canada)	5,389,173	108,943
Energy Transfer LP	323,500	4,131
Enterprise Products Partners LP	190,200	4,803
Exxon Mobil Corp. (c)	5,722,599	634,115
Hess Corp.	1,043,764	147,254
Imperial Oil Ltd.	836,626	45,511
Kosmos Energy Ltd. (b)	4,038,677	26,211
Phillips 66 Co.	116,487	12,148
Tourmaline Oil Corp.	894,600	50,405
		1,064,374
TOTAL ENERGY		1,066,020
FINANCIALS - 16.8%
Banks - 12.4%
Bank of America Corp.	6,327,036	228,026
JPMorgan Chase & Co.	579,375	72,932
M&T Bank Corp.	119,194	20,069
PNC Financial Services Group, Inc.	496,701	80,381
Truist Financial Corp.	1,395,932	62,524
U.S. Bancorp	1,053,237	44,710
Wells Fargo & Co. (c)	9,468,070	435,437
		944,079
Capital Markets - 2.9%
Ashmore Group PLC	1,225,000	2,900
Brookfield Asset Management, Inc. Class A	300,902	11,919
Intercontinental Exchange, Inc.	12,600	1,204
KKR & Co. LP	521,352	25,353
Morgan Stanley	325,051	26,709
Northern Trust Corp.	791,653	66,776
Raymond James Financial, Inc.	386,170	45,622
S&P Global, Inc.	1,100	353
State Street Corp.	557,291	41,240
		222,076
Consumer Finance - 0.2%
Discover Financial Services	121,068	12,647
Insurance - 1.0%
American Financial Group, Inc.	40,800	5,920
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	83
Chubb Ltd.	110,456	23,736
Marsh & McLennan Companies, Inc.	162,070	26,173
Old Republic International Corp.	213,800	4,962
The Travelers Companies, Inc.	73,327	13,526
		74,400
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	246,323	9,749
Radian Group, Inc.	703,868	14,690
		24,439
TOTAL FINANCIALS		1,277,641
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	42,500	4,205
Becton, Dickinson & Co.	102,086	24,089
Boston Scientific Corp. (b)	1,274,696	54,952
GN Store Nord A/S	48,000	1,021
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	936,551	11,847
Sonova Holding AG	24,692	5,837
		101,951
Health Care Providers & Services - 6.6%
Cardinal Health, Inc. (c)	752,811	57,138
Cigna Corp.	348,254	112,507
CVS Health Corp. (c)	765,012	72,447
Humana, Inc.	37,100	20,705
McKesson Corp. (c)	264,634	103,041
UnitedHealth Group, Inc. (c)	237,687	131,952
		497,790
Life Sciences Tools & Services - 0.4%
Danaher Corp.	112,003	28,188
Pharmaceuticals - 5.0%
Bayer AG	143,835	7,563
Bristol-Myers Squibb Co. (c)	1,982,436	153,579
Eli Lilly & Co.	85,448	30,940
GSK PLC sponsored ADR	1,599,128	53,043
Johnson & Johnson	605,389	105,320
Perrigo Co. PLC	38,600	1,555
Sanofi SA sponsored ADR	202,097	8,737
UCB SA	248,600	18,750
Viatris, Inc.	86,400	875
		380,362
TOTAL HEALTH CARE		1,008,291
INDUSTRIALS - 15.5%
Aerospace & Defense - 3.0%
Airbus Group NV	356,400	38,564
General Dynamics Corp.	138,461	34,588
Huntington Ingalls Industries, Inc.	103,184	26,526
MTU Aero Engines AG	51,500	9,225
Raytheon Technologies Corp.	189,325	17,952
Safran SA	117,300	13,064
The Boeing Co. (b)	618,720	88,174
		228,093
Air Freight & Logistics - 1.8%
DSV A/S	48,200	6,525
Expeditors International of Washington, Inc.	8,400	822
FedEx Corp.	114,974	18,428
United Parcel Service, Inc. Class B	645,299	108,262
		134,037
Airlines - 0.0%
Copa Holdings SA Class A (b)	30,400	2,287
Building Products - 0.4%
A.O. Smith Corp.	124,500	6,820
Johnson Controls International PLC	447,411	25,878
		32,698
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	1,082,900	29,228
Healthcare Services Group, Inc.	647,914	9,045
Ritchie Bros. Auctioneers, Inc.	15,600	1,019
		39,292
Electrical Equipment - 1.1%
Acuity Brands, Inc.	133,315	24,473
Hubbell, Inc. Class B	130,472	30,984
Regal Rexnord Corp.	21,000	2,657
Rockwell Automation, Inc.	19,318	4,932
Vertiv Holdings Co.	1,544,000	22,095
		85,141
Industrial Conglomerates - 4.9%
3M Co.	110,466	13,896
General Electric Co.	4,602,911	358,153
		372,049
Machinery - 1.8%
Allison Transmission Holdings, Inc.	287,900	12,164
Caterpillar, Inc.	35,023	7,581
Cummins, Inc.	54,176	13,247
Donaldson Co., Inc.	604,812	34,746
Epiroc AB (A Shares)	32,700	501
Flowserve Corp.	342,178	9,814
Fortive Corp.	273,088	17,450
Kardex AG	6,600	1,008
Nordson Corp.	97,427	21,921
Otis Worldwide Corp.	87,573	6,186
Stanley Black & Decker, Inc.	54,118	4,248
Westinghouse Air Brake Tech Co.	120,047	11,198
		140,064
Professional Services - 0.5%
Equifax, Inc.	62,823	10,651
RELX PLC (London Stock Exchange)	861,901	23,151
Robert Half International, Inc.	9,500	726
		34,528
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	734,709	35,288
Trading Companies & Distributors - 0.9%
Brenntag SE	74,700	4,533
Fastenal Co.	126,376	6,108
MSC Industrial Direct Co., Inc. Class A	16,600	1,377
Watsco, Inc. (d)	200,991	54,461
WESCO International, Inc. (b)	27,500	3,789
		70,268
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	49,200	5,783
TOTAL INDUSTRIALS		1,179,528
INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 0.2%
CDW Corp.	105,964	18,312
IT Services - 4.3%
Amadeus IT Holding SA Class A (b)	575,300	30,005
DXC Technology Co. (b)	112,900	3,246
Edenred SA	610,100	31,328
Fidelity National Information Services, Inc.	463,132	38,435
Genpact Ltd.	525,271	25,476
Global Payments, Inc.	121,500	13,883
IBM Corp.	196,242	27,138
MasterCard, Inc. Class A	50,467	16,562
Unisys Corp. (b)	805,430	6,846
Visa, Inc. Class A	660,875	136,907
		329,826
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	153,108	21,836
Applied Materials, Inc.	163,900	14,471
Intel Corp.	705,516	20,058
Lam Research Corp.	38,430	15,556
Marvell Technology, Inc.	656,900	26,066
NVIDIA Corp.	103,900	14,023
NXP Semiconductors NV	208,226	30,418
Qualcomm, Inc.	701,772	82,570
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,800	1,342
Teradyne, Inc.	78,000	6,345
		232,685
Software - 6.8%
Intuit, Inc.	71,600	30,609
Microsoft Corp.	1,801,282	418,132
Open Text Corp.	165,128	4,783
SAP SE sponsored ADR	569,745	54,730
Temenos Group AG	123,020	7,334
		515,588
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	1,628,412	249,701
FUJIFILM Holdings Corp.	62,600	2,871
Samsung Electronics Co. Ltd.	162,180	6,749
		259,321
TOTAL INFORMATION TECHNOLOGY		1,355,732
MATERIALS - 2.3%
Chemicals - 0.6%
DuPont de Nemours, Inc.	704,198	40,280
PPG Industries, Inc.	54,322	6,202
		46,482
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	1,764,800	31,129
Freeport-McMoRan, Inc.	1,978,712	62,705
Glencore PLC	6,101,800	34,982
		128,816
TOTAL MATERIALS		175,298
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	170,778	35,383
Equinix, Inc.	1,100	623
Public Storage	2,400	743
Simon Property Group, Inc.	406,060	44,252
		81,001
UTILITIES - 1.4%
Electric Utilities - 1.3%
Constellation Energy Corp.	47,813	4,520
Duke Energy Corp.	116,721	10,876
Entergy Corp.	134,863	14,449
Exelon Corp.	143,440	5,535
NextEra Energy, Inc.	31,300	2,426
PG&E Corp. (b)	1,096,300	16,368
Southern Co.	642,466	42,069
		96,243
Multi-Utilities - 0.1%
Sempra Energy	68,596	10,354
TOTAL UTILITIES		106,597
TOTAL COMMON STOCKS (Cost $5,042,480)		7,244,232

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	154,800	7,545
Boston Scientific Corp. Series A, 5.50%	92,400	10,187
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,980)		17,732

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (a) (Cost $3,913)	5,478	3,596

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $17,278)	13,918,119	6,227

Money Market Funds - 5.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (i)	327,502,560	327,568
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	54,631,062	54,637
TOTAL MONEY MARKET FUNDS (Cost $382,205)		382,205

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,462,856)	7,653,992
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(53,766)
NET ASSETS - 100.0%	7,600,226

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	1,939	15,021	80.00	11/18/22	(119)
Cardinal Health, Inc.	Chicago Board Options Exchange	743	5,639	77.00	12/16/22	(208)
CVS Health Corp.	Chicago Board Options Exchange	370	3,504	105.00	01/20/23	(56)
Exxon Mobil Corp.	Chicago Board Options Exchange	2,890	32,024	110.00	01/20/23	(2,160)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	1,823	15,718	90.00	12/16/22	(319)
Lowe's Companies, Inc.	Chicago Board Options Exchange	224	4,367	220.00	12/16/22	(55)
McKesson Corp.	Chicago Board Options Exchange	75	2,920	380.00	01/20/23	(207)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	76	4,219	560.00	12/16/22	(135)
Wells Fargo & Co.	Chicago Board Options Exchange	4,682	21,533	47.00	12/16/22	(613)

TOTAL WRITTEN OPTIONS						(3,872)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,913,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $104,945,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,227,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	17,278

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	214,836	179,158	66,426	1,850	-	-	327,568	0.7%
Fidelity Securities Lending Cash Central Fund 3.10%	-	88,265	33,628	2	-	-	54,637	0.2%
Total	214,836	267,423	100,054	1,852	-	-	382,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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